Taxes on Income (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Accrued employee benefits	$ 281	$ 282
Research and development costs	842	846
Tax loss carryforwards	169	111
PPE	48	15
Share based compensation	348	213
Intangible assets	202	110
Other	23	2
Total gross deferred tax assets	1,913	1,579
Deferred tax liabilities:
Intangible assets	(212)
Goodwill	(807)	(680)
Total gross deferred tax liabilities	(1,019)	(680)
Net deferred tax assets	894	899
In Israel	894	788
Foreign jurisdictions		111
Net deferred tax assets	894	899
Non-current deferred tax assets	$ 894	$ 899